Estimated Useful lives of Assets (Detail)	12 Months Ended
Dec. 31, 2013
Machinery and equipment [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	5 years
Machinery and equipment [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	10 years
Patterns and Tooling [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	5 years
Patterns and Tooling [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	7 years
Field Service Spare Parts [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	3 years
Field Service Spare Parts [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	10 years
Office furniture and equipment [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	3 years
Office furniture and equipment [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	7 years
IT equipment and software [Member] | Minimum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	3 years
IT equipment and software [Member] | Maximum [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	5 years
Leasehold Improvements [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of property and equipment	Shorter of the estimated useful life or remaining lease term